SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value

The fair value of the Company's stock options granted for the years ended December 31, 2021, 2020 and 2019 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2021	2020	2019

Risk free interest	0.26%-1.14%	-	1.35%-2.51%
Dividend yields	0%	-	0%
Volatility	41.09%-50.62%	-	33.35%-34.32%
Expected term (in years)	4.00-4.04	-	4.22-4.26

Schedule of Stock-Based Compensation Expenses

During the year ended December 31, 2021, 2020 and 2019 the stock-based compensation for options were recognized in the consolidated statement of income (loss) in the following line items:

	Year ended December 31,
	2021	2020	2019

Cost of revenues of products	$137	$82	$138
Cost of revenues of services	140	84	120
Research and development, net	304	279	280
Selling and marketing	422	287	448
General and administrative	301	550	1,149
	$1,304	$1,282	$2,135

Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of employee option balances under the 2008 Plan as of December 31, 2021 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price *)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) *)

Outstanding at January 1, 2021	2,776,778	$6.1	3.0	$4,142

Granted	2,422,500	$8.1
Exercised	(1,391,384)	$4.6
Forfeited and cancelled	(708,750)	$8.0

Outstanding as of December 31, 2021	3,099,144	$7.8	4.5	$1,737

Exercisable as of December 31, 2021	434,769	$6.4	2.3	$504

*) In January 2021 the Company distributed a cash dividend in the amount of $35,003 or $0.63 per share. All exercise prices were updated on a retrospective basis (See Note 11.c)

Schedule of Stock Option Activity by Exercise Price

The outstanding and exercisable options granted under the 2008 Plan as of December 31, 2021, have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2021	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable as of December 31, 2021	Weighted average exercise price of exercisable options

$3.51-5.07	137,893	0.7	$3.8	137,893	3.8
$6.22-8.52	2,161,251	4.5	$6.7	296,876	7.6
$9.92-11.92	800,000	5.3	$11.5	-	-

	3,099,144	4.5	$7.8	434,769	6.4